Other information by nature	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Other information by nature

8.	Other information by nature
Personnel costs for the continuing operations of the Company for the years ended December 31, 2022, 2021 and 2020 amounted to €18.2 billion, €17.1 billion and €5.9 billion, respectively, and included costs that were capitalized mainly in connection with product development activities.
For the years ended December 31, 2022, 2021 and 2020, the continuing operations of the Company had an average number of employees of 282,926, 292,434 and 111,864, respectively.
Amounts relating to IFRS 16 recognized in Profit before taxes
Amounts recognized within Profit before taxes were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Depreciation of right-of-use assets	€555	€529	€189
Interest expense on lease liabilities	63	56	13
Variable lease payments not included in the measurement of lease liabilities	5	5	4
Income from sub-leasing right-of-use assets	(108)	(95)	(9)
Expenses relating to short-term leases and to leases of low-value assets	107	137	24
Gains arising from sale and leaseback transactions	(119)	(22)	—
Total expense recognized in Net profit from continuing operations	€503	€610	€221